Employee Retirement Plans - Defined Benefit Plans - Measurement Date (Details) $ in Millions	12 Months Ended
Dec. 30, 2016 USD ($)
Employee Retirement Plans
Amount of contribution to defined benefit pension plans or other postretirement benefit plans	$ 0.0